UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [   ];              Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Ann Gilchrist
Title:        Vice President
Phone:        (604) 601-8319

Signature, Place, and Date of Signing:

     /s/ Ann Gilchrist           Vancouver, B.C. Canada        August 13, 2002
     ----------------------      ----------------------        ----------------
     [Signature]                 [City, State]                 [Date]

The Other Included Manager, McElvaine Investment Management Ltd., ("MIML") is under common control with the Filing Manager. MIML exercises sole investment discretion and sole voting authority over the seucrities it manages.

Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada Fund, Mackenzie Universal Select Managers Capital Class, Mackenzie Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class and Mackenzie Universal Select Managers International Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            1
                                                  -----------------------

Form 13F Information Table Entry Total:                      23

Form 13F Information Table Value Total:                 $208,629(thousands)
                                                  -------------------------


List of Other Included Managers:

      01 - McElvaine Investment Management Ltd.

                    PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of issuer          Title of    CUSIP      Value      Shrs or    SH/PRN  Put/   Investment  Other       Voting authority
                         class                (x$1000)    prn amt            Call   discretion  managers
                                                                                                            Sole    Shared  None

Alderwoods              Common    014383103     4,519     590,000      SH              OTHER      01                        590,000
Group Inc.              Stock


Ashanti                 GDR       043743202       295     100,000      SH              SOLE                100,000
Goldfields Ltd.


BCE Inc.                Common    05534B109    11,399     616,000      SH              SOLE                616,000    0      0
                        Stock


Bank of Montreal        Common    063671101    10,869     463,000      SH              SOLE                463,000    0      0
                        Stock


Brascan Corporation     Common    10549P606    21,057     913,942      SH              SOLE                913,942    0      0
Cl A Ltd Vt Sh          Stock


Cable & Wireless        ADR       126830207       773     106,500     SH               SOLE                106,500    0      0
Pub. Ltd. Co.
sp ADR


Canadian Natural        Common    136385101    16,521     487,000      SH              SOLE                487,000    0      0
Resources Ltd.          Stock


Encana Corp.            Common    292505104     7,995     260,000      SH              SOLE                260,000    0      0
                        Stock


Focus Enhancements      Common    344159108     1,380      59,889      SH              SOLE                 59,889    0      0
Inc.                    Stock


Goldcorp Inc.           Common    380956409    10,428   1,019,760      SH              SOLE               1,019,760   0      0
                        Stock


Grill Concepts Inc.     Common    398502203       593      90,500      SH              SOLE                  90,500   0      0
                        Stock


Grupo Financiero        ADR       399909100        42      80,000      SH              SOLE                  80,000   0      0
Galicia - sp ADR


IDT Corp.               Common    448947309     35,357  2,141,000      SH              SOLE               2,141,000   0      0
Class "B"               Stock


Liberty Media           Common    530718105     30,819  2,779,500      SH              SOLE               2,779,500   0      0
Corp. New               Stock-A


Liquid Audio, Inc.      Common    53631T102     1,715     700,000      SH              OTHER      01                        700,000
                        Stock


Mattell Inc.            Common    577081102     5,165     245,000      SH              OTHER      01                        245,000
                        Stock


MDS Inc.                Common    55269P302     1,241     343,600      SH              SOLE                343,600    0      0
                        Stock


Noranda Inc.            Common    655422103     7,186     569,900      SH              SOLE                569,900    0      0
                        Stock


Potlatch                Common    737628107     2,725      84,100      SH              SOLE                 84,100    0      0
Corporation             Stock


Royal Bank              Common    780087102     8,089     234,000      SH              SOLE                234,000    0      0
of Canada               Stock


Telus Corporation       Non-      87971M202     3,205     481,000      SH              SOLE                481,000    0      0
                        Voting
                        Shares


Videsh Sanchar          ADR       92659G600    25,783   3,602,500      SH              SOLE              3,602,500    0      0
Nigam Ltd. - sp ADR


Washington              Common    939322103     1,473      39,700      SH              SOLE                39,700     0      0
Mutual Inc.             Stock
